Schedule of investments
Delaware International Opportunities Bond Fund
December 31, 2020 (Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds — 9.10%
Banking — 7.73%
Development Bank of Japan 0.235% 10/13/27	JPY	100,000,000	$975,973
Kreditanstalt Fuer Wiederaufbau 0.00% 12/15/22	EUR	830,000	1,027,208
			2,003,181
Electric — 1.37%
Israel Electric 144A 5.00% 11/12/24 #		315,000	356,645
			356,645
Total Corporate Bonds (cost $2,212,517)			2,359,826

Sovereign Bonds — 67.77%Δ
Australia — 4.86%
Australia Government Bonds
2.25% 11/21/22	AUD	350,000	280,879
2.75% 11/21/29	AUD	785,000	703,154
3.00% 3/21/47	AUD	290,000	275,619
			1,259,652
Austria — 1.17%
Republic of Austria Government Bond 144A 1.50% 2/20/47 #	EUR	180,000	304,342
			304,342
Belgium — 2.60%
Kingdom of Belgium Government Bonds
144A 1.45% 6/22/37 #	EUR	320,000	485,794
144A 4.25% 3/28/41 #	EUR	85,000	189,314
			675,108
Denmark — 0.84%
Denmark Government Bond 0.50% 11/15/27	DKK	1,235,000	217,325
			217,325
Finland — 0.42%
Finland Government Bond 144A 1.375% 4/15/47 #	EUR	65,000	108,952
			108,952
France — 7.40%
French Republic Government Bond OAT 144A 1.25% 5/25/36 #	EUR	1,305,000	1,918,537
			1,918,537
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Germany — 4.36%
Bundesrepublik Deutschland Bundesanleihe
0.00% 8/15/29	EUR	105,000	$135,443
0.00% 8/15/50	EUR	300,000	384,769
0.50% 2/15/25	EUR	210,000	270,114
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/30	EUR	232,368	341,114
			1,131,440
Ireland — 0.55%
Ireland Government Bond 1.35% 3/18/31	EUR	100,000	143,266
			143,266
Italy — 4.48%
Italy Buoni Poliennali Del Tesoro
3.00% 8/1/29	EUR	125,000	186,470
144A 3.85% 9/1/49 #	EUR	505,000	975,380
			1,161,850
Japan — 11.52%
Japan Finance 0.911% 7/19/23	JPY	94,900,000	940,562
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	135,850,000	1,239,525
Tokyo Metropolitan Government 0.475% 9/19/25	JPY	81,500,000	806,576
			2,986,663
Mexico — 3.18%
Mexican Bonos
8.00% 9/5/24	MXN	5,000,000	281,110
8.00% 11/7/47	MXN	4,500,000	267,105
8.50% 5/31/29	MXN	4,500,000	275,864
			824,079
Netherlands — 2.31%
Netherlands Government Bonds
144A 0.25% 7/15/29 #	EUR	290,000	379,235
144A 2.75% 1/15/47 #	EUR	100,000	218,538
			597,773
New Zealand — 4.23%
New Zealand Government Bonds
3.00% 4/20/29	NZD	445,000	376,377
6.00% 5/15/21	NZD	980,000	719,781
			1,096,158

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Schedule of investments
Delaware International Opportunities Bond Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Poland — 2.57%
Republic of Poland Government Bond 3.25% 7/25/25	PLN	2,200,000	$665,081
			665,081
Portugal — 0.89%
Portugal Obrigacoes do Tesouro 144A 2.25% 4/18/34 #	EUR	150,000	230,974
			230,974
Spain — 6.34%
Spain Government Bonds
144A 0.60% 10/31/29 #	EUR	530,000	685,918
144A 1.25% 10/31/30 #	EUR	300,000	409,804
144A 2.70% 10/31/48 #	EUR	305,000	548,126
			1,643,848
United Kingdom — 10.05%
United Kingdom Gilt
0.625% 10/22/50	GBP	110,000	145,751
0.875% 10/22/29	GBP	910,000	1,324,043
1.75% 1/22/49	GBP	660,000	1,136,112
			2,605,906
Total Sovereign Bonds (cost $15,855,997)			17,570,954

Supranational Banks — 6.87%
European Investment Bank
0.375% 5/15/26	EUR	605,000	778,620
0.875% 1/30/25	SEK	2,000,000	250,707

International Bank for Reconstruction and Development 0.50% 6/21/35	EUR	570,000	750,337
Total Supranational Banks (cost $1,574,007)			1,779,664

		Principal amount°	Value (US $)

Regional Bonds — 14.46%Δ
Japan Finance Organization For Municipalities 0.205% 5/28/27	JPY	100,000,000	$975,187
Province of Alberta Canada 2.20% 6/1/26	CAD	1,120,000	942,977
Province of British Columbia Canada 2.20% 6/18/30	CAD	1,025,000	876,384
Province of Quebec Canada 2.30% 9/1/29	CAD	1,110,000	955,198
Total Regional Bonds (cost $3,437,834)			3,749,746

Total Value of Securities—98.20% (cost $23,080,355)			25,460,190
Receivables and Other Assets Net of Liabilities—1.80%			467,263
Net Assets Applicable to 2,877,045 Shares Outstanding—100.00%			$25,927,453
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $6,811,559, which represents 26.27% of the Fund's net assets.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts and future contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	JPY	339,923,167	USD	(3,223,872)	1/15/21	$68,844	$—
JPMCB	KRW	891,780,000	USD	(782,778)	1/15/21	36,931	—
TD	AUD	(639,936)	USD	451,066	1/15/21	—	(42,386)
TD	CAD	(2,652,072)	USD	2,012,064	1/15/21	—	(71,579)
TD	EUR	1,104,809	USD	(1,315,111)	1/15/21	35,108	—
TD	GBP	195,000	USD	(252,962)	1/15/21	13,736	—
TD	NZD	(1,400,289)	USD	933,028	1/15/21	—	(74,590)
Total Foreign Currency Exchange Contracts						$154,619	$(188,555)
2    NQ-QTV [12/20] 2/21 (1511929)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1	JPN 10 yr Bond	$1,472,375	$1,471,309	3/15/21	$(1,066)	$—
(25)	Euro-BOBL	(4,123,626)	(4,128,566)	3/8/21	(4,940)	30
(15)	CAN 10 yr Bond	(1,753,323)	(1,757,012)	3/22/21	(3,689)	(3,535)
Total Futures Contracts			$(4,414,269)		$(9,695)	$(3,505)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
BOBL – Bundesobligationen
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Tresor
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
Summary of currencies: (continued)
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
USD – US Dollar

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